Equity, Changes in Share Capital (Details)			12 Months Ended
		Jun. 25, 2020 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares		Dec. 31, 2020 CAD ($) shares
Number of shares [Abstract]
Balance at beginning of period (in shares) | shares			90,438,009
Balance at ending of period (in shares) | shares			93,837,221		90,438,009
Amount [Abstract]
Balance at beginning of period			$ 178,231,290
Shares issued for exercise of options			722,538		$ 37,997
Shares issued for equity raises, net of issuance cost			319,715,982		7,494,623
Shares issued on exercise of warrant liability			26,390,553		800,116
Balance at end of period			636,597,470		178,231,290
Share issuance cost			$ 4,003,448
Share capital reallocated from contributed surplus					1,804,260
Gross proceeds from issuance of equity		$ 8,338,161
Number of common shares for each unit (in shares) | shares		1
Number of common shares each warrant holder entitles to acquire (in shares) | shares		1
Warrant valuation assumptions [Abstract]
Commissions and fees incurred		$ 843,541
Warrants issued (in shares) | shares			19,250,000
Warrants [Member]
Amount [Abstract]
Shares issued for exercise of options			$ 0		0
Shares issued for equity raises, net of issuance cost			4,959,564		2,763,530
Shares issued on exercise of warrant liability			$ (5,288,163)		$ (204,046)
Number of warrants for each unit (in shares) | shares		1
Warrants exercise price (in dollars per share) | $ / shares		$ 1.80
Warrants vesting period			18 months
Fair value of warrants		$ 2,635,544
Warrant valuation assumptions [Abstract]
Expected life		1.5
Risk-free rate		0.30%
Volatility		128.00%
Dividend yield		0.00%
Warrants issued (in shares) | shares			1,144,200	[1]	6,095,483
Broker Warrants [Member]
Amount [Abstract]
Warrants exercise price (in dollars per share) | $ / shares		$ 1.45
Fair value of warrants		$ 127,986
Warrant valuation assumptions [Abstract]
Expected life		2
Risk-free rate		0.30%
Volatility		118.00%
Dividend yield		0.00%
Warrants issued (in shares) | shares		345,027	1,144,200
Common Shares [Member]
Number of shares [Abstract]
Balance at beginning of period (in shares) | shares			97,245,223		90,438,009
Shares issued for services (in shares) | shares	[2]		380,000
Shares issued for RSU (in shares) | shares	[3]				543,359
Shares issued for RSUs and DSUs (in shares) | shares	[4]		359,813
Shares issued on exercise of options (in shares) | shares			170,639		33,333
Shares issued for equity raises, net of issuance cost (in shares) | shares			58,682,500		5,750,456	[5]
Shares issued on exercise of warrant liability (in shares) | shares			4,089,999
Shares issued for exercise of warrants (in shares) | shares			8,661,887		480,066
Balance at ending of period (in shares) | shares			169,590,061		97,245,223
Amount [Abstract]
Balance at beginning of period			$ 178,231,290		$ 170,622,599
Shares issued for services	[2]		398,317
Shares issued for RSUs	[3]				1,804,260
Shares issued for RSUs and DSUs	[4]		1,038,554
Shares issued for exercise of options			1,206,682		69,176
Shares issued for equity raises, net of issuance cost			314,756,418		4,731,093	[5]
Shares issued on exercise of warrant liability			109,287,493
Shares issued on exercise of warrant liability			31,678,716		1,004,162
Balance at end of period			$ 636,597,470		$ 178,231,290

[1]	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.
[2]	Shares issued as payment of invoices to key service providers.
[3]	During the year ended December 31, 2020, the Company issued 543,359 shares related to exercise of restricted share units (”RSU”) and reallocated $1,804,260, the relative fair value of RSU’s net of employment withholdings, from contributed surplus to share capital.
[4]	Shares issued upon vesting of RSUs and DSUs, net of employment tax withholdings.
[5]	On June 25, 2020, the Company completed a public offering (the “Offering”), and, with the underwriters exercising their over-allotment option, issued 5,750,456 units (“Unit”) for gross proceeds of $8,338,161. Each unit comprises of one common share (each a “Common Share”) and one Common Share purchase warrant of the Company (each a “Warrant”). Each Warrant entitles the holder thereof to acquire one additional common share of the Company at an exercise price of $1.80 per share at any time for a period of 18 months. The Warrants were valued at $2,635,544 under the relative fair value approach using the Black-Scholes Option Pricing model based on the following assumptions: expected life of 1.5 years, risk-free rate of 0.30%, volatility of 128% and dividend yield of 0%. The Company paid commissions and fees totaling $843,541 and issued 345,027 broker warrants with an exercise price of $1.45 per share and a fair value of $127,986. The broker warrants are determined using the Black-Scholes Option Pricing model based on the following assumptions: expected life of 2 years, interest rate of 0.30%, volatility of 118% and dividend yield of 0%.